SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
SHARE BASED COMPENSATION [Abstract]
Summary of outstanding stock option grants and transactions
A summary of outstanding stock option grants and related transactions follows:

			Weighted-
			Average
		Average	Remaining	Aggregated
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
				(In thousands)
Outstanding at January 1, 2012	180,862	$7.98
Granted	116,900	2.73
Exercised	(2,335)	1.92
Forfeited	(13,999)	1.92
Expired	(5,495)	90.66
Outstanding at December 31, 2012	275,933	$4.46	8.36	$284

Vested and expected to vest at December 31, 2012	257,602	$4.60	8.29	$266
Exercisable at December 31, 2012	83,477	$9.20	6.40	$74

Summary of non-vested restricted stock and stock units and transactions
A summary of outstanding non-vested stock and related transactions follows:

		Weighted-
		Average
	Number of	Grant Date
	Shares	Fair Value
Outstanding at January 1, 2012	165,045	$17.90
Granted	221,147	2.78
Vested	(6,214)	141.85
Forfeited	(4,562)	78.23
Outstanding at December 31, 2012	375,416	$6.21

Summary of weighted-average assumptions used in Black-Scholes option pricing model for grants of stock options
A summary of the weighted-average assumptions used in the Black-Scholes option pricing model for grants of stock options follows:

	2012	2011	2010
Expected dividend yield	0.74%	1.04%	0.33%
Risk-free interest rate	0.88	1.91	2.10
Expected life (in years)	6.00	6.00	4.60
Expected volatility	100.01%	94.72%	91.77%
Per share weighted-average grant date fair value	$2.04	$1.37	$4.97

Information regarding options exercised
Certain information regarding options exercised during the periods ending December 31 follows:

	2012	2011	2010
	(In thousands)
Intrinsic value	$3	$-	$-
Cash proceeds received	$4	$-	$-
Tax benefit realized	$-	$-	$-